UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number		811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS
November 30, 2006 (Unaudited)

		Number of Shares	Value

COMMON STOCK	95.1%
BASIC MATERIALS—CHEMICAL	1.2%
Alcoa		9,300	$289,881
Dow Chemical Co.		6,200	248,062
			537,943
COMMERCIAL SERVICES	2.1%
Automatic Data Processing		3,600	173,628
Fidelity National Information Services		4,567	182,223
Paychex		15,900	626,619
			982,470
CONSUMER—CYCLICAL	12.2%
AIRLINES	1.1%
Cathay Pacific Airways Ltd. (ADR)		44,000	521,400
APPAREL	1.2%
Nike		5,500	544,225
AUTO MANUFACTURERS	1.3%
PACCAR		9,000	587,700
AUTO PARTS EQUIPMENT	0.3%
Magna International		2,100	161,406
HOTEL	2.2%
Harrah’s Entertainment		5,600	440,720
InterContinental Hotels Group PLC (ADR)		28,012	569,484
			1,010,204
LEISURE TIME	0.6%
Carnival Corp.		5,500	269,445
RETAIL	5.5%
Costco Wholesale Corp.		12,300	642,798
Federated Department Stores		2,800	117,852
JC Penney Co.		7,100	549,114
Nordstrom		9,600	470,592
Wal-Mart de Mexico SA de CV (ADR)		20,600	770,440
			2,550,796
TOTAL CONSUMER—CYCLICAL			5,645,176

		Number of Shares	Value

CONSUMER—NON-CYCLICAL	17.3%
AGRICULTURE	1.7%
Altria Group		4,700	$395,787
Monsanto Co.		8,000	384,560
			780,347
BEVERAGE	2.1%
Diageo PLC (ADR)		12,800	989,312
COSMETICS/PERSONAL CARE	1.6%
Procter & Gamble Co.		11,900	747,201
FOOD	1.5%
Hershey Co.		13,400	709,798
HEALTHCARE PRODUCTS	3.7%
Johnson & Johnson		14,300	942,513
Medtronic		14,600	761,098
			1,703,611
HEALTHCARE SERVICES	0.4%
Health Management Associates-Class A		8,300	170,150
PHARMACEUTICAL	4.0%
Abbott Laboratories		20,800	970,528
Pfizer		13,800	379,362
Teva Pharmaceutical Industries Ltd. (ADR)		16,000	512,960
			1,862,850
RESTAURANT	2.3%
McDonald’s Corp.		11,900	499,443
Yum! Brands		9,700	593,543
			1,092,986
TOTAL CONSUMER— NON-CYCLICAL			8,056,255

		Number of Shares	Value

ENERGY	10.4%
OIL & GAS	8.0%
BP PLC (ADR)		6,600	$449,328
ChevronTexaco Corp.		6,700	484,544
ConocoPhillips		7,400	498,020
Devon Energy Corp.		4,300	315,491
Exxon Mobil Corp.		7,700	591,437
GlobalSantaFe Corp.		13,600	816,000
Petro-Canada		10,700	483,640
Valero Energy Corp.		1,800	99,126
			3,737,586
OIL & GAS SERVICES	2.4%
Baker Hughes		9,700	712,271
Schlumberger Ltd.		5,700	390,336
			1,102,607
TOTAL ENERGY			4,840,193

		Number of Shares	Value

FINANCIAL	25.2%
BANK	9.7%
Bank of America Corp.		20,900	$1,125,465
Commerce Bancorp		2,500	86,900
HSBC Holdings PLC (ADR)		11,800	1,097,400
US Bancorp		20,500	689,620
Washington Mutual		9,800	428,064
Wells Fargo & Co.		30,100	1,060,724
			4,488,173
DIVERSIFIED FINANCIAL SERVICE	6.9%
Citigroup		20,800	1,031,472
Countrywide Financial Corp.		9,400	373,368
Franklin Resources		1,700	181,458
Freddie Mac		9,100	611,156
JPMorgan Chase & Co.		13,800	638,664
Morgan Stanley		4,600	350,336
			3,186,454
INSURANCE	8.6%
ACE Ltd.		11,400	647,976
Aflac		25,200	1,112,328
Allstate Corp.		12,700	806,196
American International Group		7,000	492,240
Fidelity National Financial		4,714	106,725
HCC Insurance Holdings		28,200	851,358
			4,016,823
TOTAL FINANCIAL			11,691,450

		Number of Shares	Value

INDUSTRIAL	9.1%
AEROSPACE & DEFENSE	4.9%
Boeing Co.		3,400	$301,002
General Dynamics Corp.		9,100	681,044
Lockheed Martin Corp.		8,800	795,960
Northrop Grumman Corp.		7,200	481,896
			2,259,902
BUILDING MATERIALS	0.3%
Cemex SA de CV (ADR)		4,200	136,668
COMPUTERS	0.7%
International Business Machines Corp.		3,600	330,912
DIVERSIFIED MANUFACTURING	1.5%
General Electric Co.		20,600	726,768
TRANSPORTATION	1.7%
United Parcel Service		10,000	779,200
TOTAL INDUSTRIAL			4,233,450
MEDIA	0.4%
Time Warner		10,000	201,400
REAL ESTATE	2.6%
APARTMENT	0.2%
AvalonBay Communities		700	93,156
INDUSTRIAL	0.5%
ProLogis		3,700	241,129
OFFICE	1.1%
Alexandria Real Estate Equities		2,400	247,392
Corporate Office Properties Trust		5,000	248,550
			495,942
REGIONAL MALL	0.4%
Simon Property Group		2,100	214,158
SELF STORAGE	0.4%
Public Storage		1,900	182,932
TOTAL REAL ESTATE			1,227,317

		Number of Shares	Value

TECHNOLOGY	3.9%
SEMICONDUCTORS	2.8%
Intel Corp.		10,000	$213,500
Linear Technology Corp.		16,000	514,240
Microchip Technology		16,800	573,048
			1,300,788
SOFTWARE	1.1%
Microsoft Corp.		16,600	486,878
TOTAL TECHNOLOGY			1,787,666
TELECOMMUNICATIONS	4.0%
AT&T		30,700	1,041,037
Nokia Corp. (ADR)		8,800	177,936
Verizon Communications		9,300	324,942
Vodafone Group PLC (ADR)		11,987	315,978
			1,859,893
UTILITY	6.7%
ELECTRIC—DISTRIBUTION	0.8%
Edison International		8,100	372,438
ELECTRIC—INTEGRATED	5.9%
E.ON AG (ADR)		19,900	853,710
Exelon Corp.		9,800	595,154
FPL Group		24,000	1,279,200
			2,728,064
TOTAL UTILITY			3,100,502
TOTAL COMMON STOCK (Identified cost—$40,931,191)			44,163,715

		Principal
		Amount
COMMERCIAL PAPER	5.6%
New Center Asset Trust, 4.15%, due 12/1/06		$1,000,000	1,000,000

		Principal
		Amount	Value

San Paolo U.S. Finance Co., 4.15%, due 12/1/06		$1,593,000	$1,593,000
TOTAL COMMERCIAL PAPER (Identified cost—$2,593,000)			2,593,000
TOTAL INVESTMENTS (Identified cost—$43,524,191)	100.7%		46,756,715

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)%		(308,931)

NET ASSETS	100.0%		$ 46,447,784

Glossary of Portfolio Abbreviation

ADR       American Depositary Receipt

Note: Percentages indicated are based on the net assets of the fund.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/	Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/	James Giallanza
		Name: Adam M. Derechin			Name: James Giallanza
		Title: President and principal			Title: Treasurer and principal
		executive officer			financial officer

Date: January 26, 2007